CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 6,946	$ 2,226
Accounts receivable	5,350	5,408
Inventories	3,966	4,371
Deferred income taxes.	735	993
Other Current Assets	1,401	1,398
Total current assets	18,398	14,396
Other non-current assets	2,616	1,569
Property, plant and equipment, net	6,544	6,535
Identifiable intangible assets, net	7,675	5,512
Goodwill	19,025	18,408
Total assets	54,258	46,420
Current liabilities:
Short-term debt	1,585	1,761
Sales Reserves And Allowances	6,601	5,849
Accounts payable and accruals	3,594	3,171
Other current liabilities	1,225	1,508
Total current liabilities	13,005	12,289
Long-term liabilities:
Deferred income taxes	1,748	1,101
Other taxes and long term liabilities	1,195	1,109
Senior notes and loans	8,383	8,566
Total long term liabilities	11,326	10,776
Total liabilities	24,331	23,065
Teva shareholders' equity:
Preferred Shares	3,291	0
Ordinary shares	52	50
Additional paid-in capital	17,757	14,121
Retained earnings	14,851	14,436
Accumulated other comprehensive loss	(1,955)	(1,343)
Treasury shares	(4,227)	(3,951)
Stockholders' equity attributable to Teva shareholders	29,769	23,313
Non-controlling interests	158	42
Total equity	29,927	23,355
Total liabilities and equity	$ 54,258	$ 46,420